Information by Segment - By business unit (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of operating segments [line items]
Total revenues	$ 27,116	$ 556,261	$ 492,966	$ 506,711
Gross profit	10,418	213,713	189,653	191,481
Administrative expenses	1,327	27,219	22,988	19,930
Selling expenses	6,536	134,079	123,405	121,871
Other income	287	5,887	3,343	1,013
Other expenses	182	3,727	12,381	4,905
Interest expense	826	16,938	17,516	14,133
Interest income	71	1,464	2,100	3,168
Other net finance loss		2,090	505	(2,527)
Income before income taxes and share of the profit of equity method accounted investees	2,007	41,191	19,311	32,296
Income taxes	696	14,278	14,819	10,476
Share of the profit of equity method accounted investees, net of tax	525	10,765	(736)	6,228
Consolidated net income	1,836	37,678	3,756	28,048
Depreciation and amortization		27,987	28,049	25,810
Non-cash items other than depreciation and amortization		2,441	2,421	2,495
Investments in equity method accounted investees	5,231		98,270	97,470	$ 107,299
Total assets	35,951		684,848	637,541	737,500
Total liabilities	$ 19,615		377,661	311,790	402,383
Investments in fixed assets			20,893	25,579	24,055
Coca-Cola FEMSA
Disclosure of operating segments [line items]
Total revenues		189,376	178,599	188,783
FEMSA Comercio Fuel Retail Division
Disclosure of operating segments [line items]
Total revenues		39,865	34,313	48,779
FEMSA Comercio Health Retail Division
Disclosure of operating segments [line items]
Total revenues		73,027	65,172	58,922
Logistics And Distribution
Disclosure of operating segments [line items]
Total revenues		42,603	26,060	13,881
Others
Disclosure of operating segments [line items]
Total revenues		13,324	7,996	11,861
Consolidation adjustments
Disclosure of operating segments [line items]
Total revenues		(20,244)	(20,299)	(21,132)
Intercompany Revenues		(20,244)	(20,299)	(21,132)
Gross profit		(5,134)	(5,152)	(5,096)
Interest expense		(3,613)	(3,722)	(3,209)
Interest income		(3,613)	(3,722)	(3,110)
Income before income taxes and share of the profit of equity method accounted investees		(154)	485	359
Depreciation and amortization		(129)	(103)	(112)
Total assets			(59,054)	(54,981)	(74,087)
Total liabilities			(58,821)	(55,017)	(74,113)
Investments in fixed assets			(144)	(180)	(312)
Consolidation adjustments | Coca-Cola FEMSA
Disclosure of operating segments [line items]
Total revenues		(5,428)	(5,016)	(5,688)
Intercompany Revenues		5,428	5,016	5,688
Consolidation adjustments | FEMSA Comercio Fuel Retail Division
Disclosure of operating segments [line items]
Total revenues		(57)	(9)	(11)
Intercompany Revenues		57	9	11
Consolidation adjustments | FEMSA comercio proximity division
Disclosure of operating segments [line items]
Intercompany Revenues		520	451	325
Consolidation adjustments | Logistics And Distribution
Disclosure of operating segments [line items]
Total revenues		(5,809)	(5,508)	(5,953)
Intercompany Revenues		5,809	5,508	5,953
Consolidation adjustments | Others
Disclosure of operating segments [line items]
Total revenues		(8,430)	(9,315)	(9,155)
Intercompany Revenues		8,430	9,315	9,155
Operating segments
Disclosure of operating segments [line items]
Total revenues		576,505	513,265	527,843
Operating segments | Coca-Cola FEMSA
Disclosure of operating segments [line items]
Total revenues		194,804	183,615	194,471
Gross profit		88,598	82,811	87,507
Interest expense		6,192	7,894	6,904
Interest income		932	1,048	1,230
Income before income taxes and share of the profit of equity method accounted investees		22,852	16,077	18,409
Income taxes		6,609	5,428	5,648
Share of the profit of equity method accounted investees, net of tax		88	(281)	(131)
Depreciation and amortization		9,834	10,608	10,642
Non-cash items other than depreciation and amortization		1,613	1,494	1,083
Investments in equity method accounted investees			7,623	9,751	7,494
Total assets			263,066	257,841	271,567
Total liabilities			140,609	128,154	143,995
Investments in fixed assets			10,354	11,465	13,865
Operating segments | FEMSA Comercio Fuel Retail Division
Disclosure of operating segments [line items]
Total revenues		39,922	34,322	48,790
Gross profit		5,269	4,829	5,713
Interest expense		1,119	1,099	1,175
Interest income		154	155	267
Income before income taxes and share of the profit of equity method accounted investees		455	330	1,134
Income taxes		103	126	348
Depreciation and amortization		972	865	855
Non-cash items other than depreciation and amortization		14	21	105
Investments in equity method accounted investees			19		19
Total assets			19,572	22,470	19,878
Total liabilities			16,466	20,438	16,503
Investments in fixed assets			549	706	243
Operating segments | FEMSA Comercio Health Retail Division
Disclosure of operating segments [line items]
Total revenues		73,027	65,172	58,922
Gross profit		21,736	19,575	17,645
Interest expense		1,465	1,540	1,226
Interest income		30	162	10
Income before income taxes and share of the profit of equity method accounted investees		1,068	753	1,487
Income taxes		1,219	243	556
Depreciation and amortization		3,355	3,543	3,112
Non-cash items other than depreciation and amortization		111	28	23
Total assets			60,107	54,366	57,463
Total liabilities			46,038	53,468	44,037
Investments in fixed assets			1,694	1,529	2,049
Operating segments | FEMSA comercio proximity division
Disclosure of operating segments [line items]
Total revenues		198,586	181,277	184,810
Gross profit		84,196	74,296	75,099
Interest expense		6,076	5,932	5,733
Interest income		440	388	338
Income before income taxes and share of the profit of equity method accounted investees		12,580	6,409	11,458
Income taxes		996	(280)	923
Share of the profit of equity method accounted investees, net of tax		(120)	(18)	9
Depreciation and amortization		10,869	10,574	9,604
Non-cash items other than depreciation and amortization		448	739	529
Investments in equity method accounted investees			3,102	3,719	2,899
Total assets			121,200	117,229	129,821
Total liabilities			104,141	98,468	110,765
Investments in fixed assets			6,907	10,374	7,179
Operating segments | Heineken investment
Disclosure of operating segments [line items]
Interest expense				1
Interest income		74	61	23
Income before income taxes and share of the profit of equity method accounted investees		59	48	10
Income taxes		15	12	(491)
Share of the profit of equity method accounted investees, net of tax		10,775	(434)	6,428
Investments in equity method accounted investees			87,291	83,789	96,349
Total assets			92,444	86,639	101,706
Total liabilities			4,011	3,151	4,383
Operating segments | Logistics And Distribution
Disclosure of operating segments [line items]
Total revenues		48,412	31,568	19,834
Gross profit		10,569	5,191	1,013
Interest expense		430	397	448
Interest income		1	56	17
Income before income taxes and share of the profit of equity method accounted investees		1,854	776	8
Income taxes		982	446	(154)
Share of the profit of equity method accounted investees, net of tax		8
Depreciation and amortization		2,684	2,062	1,147
Non-cash items other than depreciation and amortization		145	(25)	321
Investments in equity method accounted investees				4
Total assets			52,057	26,900	64,168
Total liabilities			15,163	12,160	28,245
Investments in fixed assets			481	464	557
Operating segments | Others
Disclosure of operating segments [line items]
Total revenues		21,754	17,311	21,016
Gross profit		8,479	8,103	9,600
Interest expense		5,269	4,376	1,855
Interest income		3,446	3,952	4,393
Income before income taxes and share of the profit of equity method accounted investees		2,477	(5,567)	(569)
Income taxes		4,354	8,844	3,646
Share of the profit of equity method accounted investees, net of tax		14	(3)	(78)
Depreciation and amortization		402	500	561
Non-cash items other than depreciation and amortization		$ 110	164	434
Investments in equity method accounted investees			235	207	538
Total assets			135,456	127,077	166,984
Total liabilities			110,054	50,968	128,568
Investments in fixed assets			$ 1,052	$ 1,221	$ 474